UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-101.9%

Aerospace & Defense-0.8%
21,000	Airbus Group NV	$1,218,424

Airlines-0.8%
20,005	Japan Airlines Co., Ltd. (a)	1,105,025

Auto Components-1.6%
11,000	Delphi Automotive PLC	734,800
274,000	GKN PLC	1,576,504
		2,311,304

Banks-5.3%
57,500	Banco Bilbao Vizcaya Argentaria SA	706,830
61,000	Bangkok Bank PCL	368,994
137,000	Finecobank SpA	719,123
27,500	Hana Financial Group, Inc.	1,107,502
60,500	Mitsubishi UFJ Financial Group, Inc.	356,787
17,000	PNC Financial Services Group, Inc.	1,403,520
22,000	Sberbank of Russia-ADR	182,160
47,500	Standard Chartered PLC	985,044
7,000	Sumitomo Mitsui Financial Group, Inc.	285,351
28,500	Wells Fargo & Co. (a)	1,450,650
		7,565,961

Beverages-2.1%
13,000	Anheuser-Busch InBev NV-ADR	1,403,740
54,200	Diageo PLC	1,627,752
		3,031,492

Capital Markets-1.4%
39,000	Daiwa Securities Group, Inc.	327,443
121,500	Fortress Investment Group LLC-Class A	879,660
54,000	Och-Ziff Capital Management Group, LLC-Class A (a)	734,940
		1,942,043

Chemicals-2.2%
93,000	Clariant AG (b)	1,731,370
4,800	Linde AG	979,002
7,500	Symrise AG	392,719
		3,103,091

Commercial Services & Supplies-1.9%
21,000	ISS A/S (b)	673,354
45,000	KAR Auction Services, Inc.	1,318,950
43,000	RR Donnelley & Sons Co.	746,480
		2,738,784

Communications Equipment-2.2%
57,000	Cisco Systems, Inc.	1,438,110
23,500	QUALCOMM, Inc. (a)	1,731,950
		3,170,060

Construction & Engineering-2.8%
269,799	Abengoa SA-B Shares	1,434,372
1,189,000	China Railway Construction Corp., Ltd.-Class H	1,136,588
21,500	Vinci SA	1,483,778
		4,054,738

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Containers & Packaging-1.1%
370,000	DS Smith PLC	1,631,623

Diversified Financial Services-2.0%
51,500	Bank of America Corp. (a)	785,375
108,000	Cerved Information Solutions SpA (b)	679,413
30,000	Citigroup, Inc.	1,467,300
		2,932,088

Electric Utilities-0.5%
16,500	Northeast Utilities	724,350

Electronic Equipment, Instruments & Components-1.3%
29,000	TE Connectivity, Ltd. (a)	1,794,810

Energy Equipment & Services-3.8%
10,200	Bristow Group, Inc.	727,974
87,000	Canadian Energy Services & Technology Corp.	757,215
91,000	CHC Group, Ltd. (b)	655,200
14,000	Gulfmark Offshore, Inc.-Class A	535,780
21,000	Oceaneering International, Inc.	1,426,110
32,500	Petroleum Geo-Services ASA	276,057
90,000	Precision Drilling Corp.	1,121,400
		5,499,736

Food & Staples Retailing-1.3%
27,500	Walgreen Co. (a)	1,891,175

Food Products-2.4%
38,500	Mondelez International, Inc.-Class A	1,386,000
28,500	Nestle SA	2,110,140
		3,496,140

Health Care Equipment & Supplies-1.5%
24,379	Covidien PLC (a)	2,109,027

Health Care Providers & Services-4.0%
5,000	Fresenius Medical Care AG & Co. KGaA	346,589
5,500	Fresenius SE & Co. KGaA	822,467
28,000	HCA Holdings, Inc. (a)(b)	1,828,680
10,700	McKesson Corp. (a)	2,052,902
9,000	UnitedHealth Group, Inc.	729,450
		5,780,088

Hotels, Restaurants & Leisure-1.0%
9,500	Las Vegas Sands Corp.	701,575
22,000	Melco Crown Entertainment, Ltd.-ADR	730,400
		1,431,975

Household Durables-1.1%
24,000	Lennar Corp.-Class A	869,520
21,500	Ryland Group, Inc.	690,150
		1,559,670

Household Products-2.0%
22,000	Colgate-Palmolive Co. (a)	1,394,800
12,500	Energizer Holdings, Inc.	1,434,500
		2,829,300

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Independent Power Producers & Energy Traders-0.8%
23,000	Abengoa Yield PLC (b)	832,140
12,215	Pattern Energy Group, Inc.	378,543
		1,210,683

Industrial Conglomerates-0.7%
8,700	Siemens AG	1,074,416

Insurance-2.3%
6,500	Allianz SE	1,082,159
50,000	BB Seguridade Participacoes SA	729,477
9,000	Prudential Financial, Inc.	782,730
2,400	Zurich Insurance Group AG	697,223
		3,291,589

IT Services-2.3%
21,500	Accenture PLC-Class A (a)	1,704,520
8,300	International Business Machines Corp. (a)	1,590,861
		3,295,381

Life Sciences Tools & Services-1.1%
12,500	Thermo Fisher Scientific, Inc.	1,518,750

Machinery-3.4%
1,848,000	China CNR Corp., Ltd.-Class H (b)(c)	1,549,926
59,000	Hexagon Composites ASA	344,283
52,500	IMI PLC	1,252,171
14,000	Snap-on, Inc. (a)	1,682,800
		4,829,180

Marine-0.3%
65,100	Scorpio Bulkers, Inc. (b)	500,619

Media-3.9%
35,000	AMC Entertainment Holdings, Inc.-Class A	792,400
38,500	Comcast Corp.-Class A (a)	2,068,605
19,000	The Walt Disney Co.	1,631,720
52,000	WPP PLC	1,035,141
		5,527,866

Multi-Utilities-1.4%
46,000	CMS Energy Corp.	1,330,780
8,463	National Grid PLC-SP ADR	607,559
		1,938,339

Multiline Retail-1.0%
6,500	Kering	1,391,545

Office Electronics-0.9%
95,000	Xerox Corp.	1,259,700

Oil, Gas & Consumable Fuels-7.3%
30,000	Enbridge, Inc.	1,469,400
43,000	Energy XXI Bermuda, Ltd.	858,280
7,000	HollyFrontier Corp. (a)	329,070
6,000	Marathon Petroleum Corp.	500,880

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

11,000	Murphy Oil Corp.	683,430
11,000	Occidental Petroleum Corp.	1,074,810
109,500	Scorpio Tankers, Inc.	1,028,205
31,000	The Williams Cos., Inc. (a)	1,755,530
27,000	Total SA	1,741,356
38,000	Trilogy Energy Corp.	967,121
		10,408,082

Paper & Forest Products-0.7%
22,500	International Paper Co.	1,068,750

Pharmaceuticals-5.7%
12,500	Merck & Co., Inc.	709,250
26,500	Novartis AG-ADR (a)	2,303,910
44,001	Pfizer, Inc.	1,262,829
7,300	Roche Holding AG	2,118,500
33,000	Sanofi-ADR (a)	1,724,910
		8,119,399

Real Estate Investment Trusts-6.2%
16,000	American Tower Corp.	1,510,240
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	526,475
21,500	Corrections Corp. of America	692,730
101,063	Fibra Uno Administracion SA de CV	354,944
100	Nippon Building Fund, Inc.	561,423
466,666	Prologis Property Mexico SA de CV (b)	970,750
106,184	Scentre Group (b)	335,501
58,500	Starwood Waypoint Residential Trust (b)	1,537,965
22,000	The Geo Group, Inc.	757,020
102,000	Two Harbors Investment Corp. (a)	1,043,460
85,220	Westfield Corp.	592,378
		8,882,886

Real Estate Management & Development-2.7%
73,000	BR Malls Participacoes SA	630,656
129,500	BR Properties SA	800,831
42,000	Cheung Kong Holdings, Ltd.	814,111
47,500	Mitsui Fudosan Co., Ltd.	1,568,630
		3,814,228

Road & Rail-4.1%
300,000	All America Latina Logistica SA	1,150,413
12,800	Canadian Pacific Railway, Ltd. (a)	2,431,360
15,000	East Japan Railway Co.	1,201,606
12,500	Ryder System, Inc.	1,076,625
		5,860,004

Semiconductors & Semiconductor Equipment-1.5%
31,500	Avago Technologies, Ltd. (a)	2,185,470

Specialty Retail-2.3%
20,500	Penske Automotive Group, Inc.	952,225
417,000	Pets at Home Group PLC (b)	1,255,269
71,500	Pier 1 Imports, Inc.	1,076,790
		3,284,284

Technology, Hardware, Storage & Peripherals-3.1%
29,700	Apple, Inc. (a)	2,838,429
57,000	EMC Corp. (a)	1,670,100
		4,508,529

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Textiles, Apparel & Luxury Goods-1.3%
13,000	Adidas AG	1,029,398
11,500	Carter’s, Inc.	880,440
		1,909,838

Tobacco-0.8%
19,220	British American Tobacco PLC	1,125,953

Trading Companies & Distributors-1.7%
119,000	Ashtead Group PLC	1,785,077
12,500	Wolseley PLC	650,775
		2,435,852

Transportation Infrastructure-1.0%
330,500	Adani Ports and Special Economic Zone, Ltd.	1,412,475

Water Utilities-1.0%
30,000	American Water Works Co., Inc. (a)	1,433,100

Wireless Telecommunication Services-1.3%
56,500	Vodafone Group PLC-ADR (a)	1,876,930
	Total Common Stocks (Cost $130,148,628)	146,084,752

Equity-Linked Structured Notes-1.4%

Industrial Conglomerates-0.5%
21,500	Koninklijke Philips NV-Morgan Stanley BV	662,642

Multi-Utilities-0.9%
72,500	Veolia Environnement SA-Morgan Stanley BV	1,284,111
	Total Equity-Linked Structured Notes (Cost $2,113,032)	1,946,753

Principal Amount

Convertible Bonds-0.0% (d)

Household Durables-0.0% (d)
$154,733	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (e)	682
	Total Convertible Bonds (Cost $55,510)	682
Total Investments (Cost $132,317,170)-103.3%		148,032,187
Liabilities in Excess of Other Assets-(3.3)%		(4,729,080)
TOTAL NET ASSETS 100.0%		$143,303,107

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, securities restricted under Rule 144A had a total value of $1,549,926 which comprised 1.1% of the Fund’s net assets.

(d) Less than 0.05% of Net Assets.

(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

1.	Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund has an investment objective to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or, lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2014:

Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$12,910,369	$5,032,588	$—	$17,942,957
Consumer Staples	7,510,215	4,863,845	—	12,374,060
Diversified	354,944	—	—	354,944
Energy	13,890,405	2,017,413	—	15,907,818
Financials	17,966,756	9,580,620	—	27,547,376
Health Care	14,239,708	3,287,556	—	17,527,264
Industrials	11,289,313	14,772,344	—	26,061,657
Information Technology	16,213,950	—	—	16,213,950
Materials	1,068,750	4,734,714	—	5,803,464
Telecommunication Services	1,876,930	—	—	1,876,930
Utilities	4,474,332	—	—	4,474,332
Equity-Linked Structured Notes	—	1,946,753	—	1,946,753
Convertible Bonds	—	682	—	682
Total	$101,795,672	$46,236,515	$—	$148,032,187

Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$336,576	$—	$336,576
Total	$—	$336,576	$—	$336,576

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2014, net unrealized appreciation/depreciation of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Global Dynamic Dividend Fund	$132,317,170	$22,379,091	$(6,664,074)	$15,715,017

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at July 31, 2014:

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:

Swiss Franc	01/07/15	3,800,000	CHF	$4,263,436	$4,186,917	$76,519
Euro	01/07/15	7,900,000	EUR	10,762,249	10,584,751	177,498
British Pound	01/07/15	2,300,000	GBP	3,932,172	3,877,060	55,112
Japanese Yen	01/28/15	370,000,000	JPY	3,629,728	3,602,281	27,447
					$22,251,009	$336,576

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2014

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2014